UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3255

                        Government Securities Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                    Principal     Market Value
                                                       Amount       See Note 1
-------------------------------------------------------------------------------
 Asset-Backed Securities--10.5%

 BMW Vehicle Owner Trust,
 Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%, 11/25/05 1          $  150,000      $   150,368
-------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust,
 Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%, 5/16/05               140,000          139,944
-------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust,
 Equipment Loan Pass-Through
 Certificates, Series 2003-A,
 Cl. A2, 1.25%, 10/25/05                               90,000           89,996
-------------------------------------------------------------------------------
 Centex Home Equity Co. LLC,
 Home Equity Loan
 Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17              46,154           46,193
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18                50,000           50,000
-------------------------------------------------------------------------------
 Chase Funding Mortgage Loan
 Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series 2003-3,
 Cl. 1A1, 1.40%, 8/25/17 2                             79,583           79,572
-------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,
 1.26%, 1/16/06 1                                      50,000           50,046
-------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc.,
 Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%, 1/25/33 1             113,333          113,513
 Series 2003-2, Cl. AF1, 1.128%, 5/25/33 2            100,000          100,000
-------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05               130,000          130,329
-------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust,
 Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                 46,775           46,990
-------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust,
 Automobile Receivables Obligations,
 Series 2003-1, Cl. A2, 1.46%, 9/19/05                140,000          140,277
-------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust,
 Auto Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%, 5/16/05 1              200,000          200,315
 Series 2003-B, Cl. A2, 1.20%, 11/15/05               210,000          210,000
-------------------------------------------------------------------------------
 Residential Funding Mortgage
 Securities II, Inc., Home Equity Loan
 Pass-Through Certificates,
 Series 2003-HS1, Cl. AI2, 1.135%,
 1/25/33 1,2                                          166,055          166,072
-------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust,
 Automobile Mtg.-Backed Obligations,
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                220,000          220,160


                                                    Principal     Market Value
                                                       Amount       See Note 1
-------------------------------------------------------------------------------
 Asset-Backed Securities Continued

 Volkswagen Auto Loan Enhanced Trust,
 Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05            $  290,000      $   289,875
                                                                   ------------
 Total Asset-Backed Securities
 (Cost $2,221,823)                                                   2,223,650

-------------------------------------------------------------------------------
 Mortgage-Backed Obligations--40.5%
-------------------------------------------------------------------------------
 Government Agency--38.6%
-------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--35.4%
 FHLMC Structured Pass-Through
 Securities, Collateralized
 Mtg. Obligations:
 Series H002, Cl. A2, 1.861%, 12/15/06                 66,570           66,511
 Series H003, Cl. A2, 1.88%, 1/15/07                  201,612          203,500
 Series H006, Cl. A1, 1.724%, 4/15/08 1               107,125          107,361
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 10.50%, 10/1/20                                       20,814           24,101
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Gtd. Mtg. Pass-Through Participation
 Certificates, 6.50%, 12/1/28                         402,889          419,934
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Real Estate Mtg. Investment Conduit
 Multiclass Certificates, Series 2551,
 Cl. FD, 1.71%, 1/15/33 2                              87,161           87,337
-------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 7/14/33 3                                     384,000          396,960
 6%, 7/25/33 3                                        552,000          573,735
 6.50%, 2/1/09-8/1/28                                 477,011          499,993
 7%, 7/14/33-8/25/33 3                              4,614,000        4,859,744
 7.50%, 9/1/22                                         57,974           62,058
 8.50%, 7/1/32                                         30,449           32,741
-------------------------------------------------------------------------------
 Federal National Mortgage Assn.,
 Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates,
 Trust 2002-77, Cl. WF, 1.508%, 12/18/32 2            135,707          136,014
                                                                   ------------
                                                                     7,469,989

-------------------------------------------------------------------------------
 GNMA/Guaranteed--3.2%
 Government National Mortgage Assn.,
 7%, 10/15/23-3/15/26                                 643,653          684,107
                                                                   ------------
                                                                       684,107

-------------------------------------------------------------------------------
 Private--1.9%
-------------------------------------------------------------------------------
 Commercial--0.5%
 Prudential Mortgage Capital Co. II LLC,
 Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1,
 Cl. A2, 7.306%, 10/6/15                               96,000          115,666





                4  |  GOVERNMENT SECURITIES PORTFOLIO

                                                    Principal     Market Value
                                                       Amount       See Note 1
-------------------------------------------------------------------------------
 Residential--1.4%
 Washington Mutual Mortgage
 Securities Corp., Collateralized Mtg.
 Obligations, Pass-Through Certificates:
 Series 2003-AR7, Cl. A1,
 1.507%, 8/25/33                                   $  200,000      $   200,000
 Series 2002-AR19, Cl. A1,
 1.77%, 1/25/33 2                                      78,611           78,700
-------------------------------------------------------------------------------
 Wells Fargo Mortgage-Backed
 Securities Trust, Collateralized Mtg.
 Obligations, Series 2003-A, Cl. A1,
 1.79%, 2/25/33 1                                       9,852            9,865
                                                                   ------------
                                                                       288,565
                                                                   ------------
 Total Mortgage-Backed Obligations
 (Cost $8,443,028)                                                   8,558,327

-------------------------------------------------------------------------------
 U.S. Government Obligations--72.5%

 Federal Home Loan Bank Unsec. Bonds:
 Series EY06, 5.25%, 8/15/06                          341,000          375,918
 Series S706, 5.375%, 5/15/06                       1,500,000        1,650,090
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
 Unsec. Nts.:
 4.50%, 1/15/13                                        50,000           52,627
 5.50%, 7/15/06                                       213,000          235,880
-------------------------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts.:
 4.25%, 7/15/07                                        50,000           53,855
 7.25%, 1/15/10-5/15/30                             1,150,000        1,464,467
-------------------------------------------------------------------------------
 Financing Corp. Debs., FICO Strips,
 Series 13, 6.77%, 12/27/06 4                       1,000,000          922,227
-------------------------------------------------------------------------------
 Resolution Funding Corp. Strip Bonds:
 6.18%, 7/15/04 4                                   1,500,000        1,482,189
 6.23%, 7/15/05 4                                     489,000          475,257
-------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 6.875%, 8/15/25                                      700,000          922,524
 7.50%, 11/15/16 5                                  1,075,000        1,459,607
 8.125%, 8/15/19                                      500,000          723,301
 9.25%, 2/15/16                                     1,200,000        1,837,735
-------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.50%, 11/15/06                                      210,000          221,427
 4.625%, 5/15/06                                    1,700,000        1,843,371
 7.875%, 11/15/04                                   1,465,000        1,599,311
                                                                   ------------
 Total U.S. Government Obligations
 (Cost $13,403,529)                                                 15,319,786

                                                    Principal     Market Value
                                                       Amount       See Note 1
-------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.2%

 Undivided interest of 2.27% in joint
 repurchase agreement (Principal
 Amount/Market Value $29,801,000,
 with a maturity value of $29,801,886)
 with Zions Bank/Capital Markets Group,
 1.07%, dated 6/30/03, to be repurchased
 at $676,020 on 7/1/03, collateralized by
 U.S. Treasury Nts., 5.625%--7%,
 2/15/06--7/15/06, with a value of
 $28,428,331 and U.S. Treasury Bonds,
 1.625%, 3/31/05, with a value of
 $2,021,500 (Cost $676,000)                        $  676,000      $   676,000

-------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $24,744,380)                                     126.7%      26,777,763
-------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                  (26.7)      (5,644,960)
                                                   ----------------------------
 Net Assets                                             100.0%     $21,132,803
                                                   ============================


Footnotes to Statement of Investments
1. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.
4. Zero coupon bond reflects effective yield on the date of purchase.
5. Securities with an aggregate market value of $271,555 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.





                5  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 June 30, 2003
-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $24,744,380)--
     see accompanying statement                                    $26,777,763
-------------------------------------------------------------------------------
 Cash                                                                      426
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold on a when-issued basis                             2,762,644
 Interest and principal paydowns                                       229,485
 Other                                                                     967
                                                                   ------------
 Total assets                                                       29,771,285
-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased on a when-issued basis                        8,611,299
 Daily variation on futures contracts                                   10,463
 Shareholder reports                                                     6,767
 Directors' compensation                                                   861
 Shares of capital stock redeemed                                          847
 Transfer and shareholder servicing agent fees                             847
 Other                                                                   7,398
                                                                   ------------
 Total liabilities                                                   8,638,482

-------------------------------------------------------------------------------
 Net Assets                                                        $21,132,803
                                                                   ============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                              $    18,542
-------------------------------------------------------------------------------
 Additional paid-in capital                                         19,354,083
-------------------------------------------------------------------------------
 Undistributed net investment income                                   357,627
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions             (635,754)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          2,038,305
                                                                   ------------
 Net Assets--applicable to 18,541,738 shares of
   capital stock outstanding                                       $21,132,803
                                                                   ============

-------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share
   and Offering Price Per Share                                          $1.14


 See accompanying Notes to Financial Statements.





                6  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------
 Investment Income

 Interest                                                            $ 472,382

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                        55,584
-------------------------------------------------------------------------------
 Accounting service fees                                                 7,500
-------------------------------------------------------------------------------
 Legal, auditing and other professional fees                             7,494
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           5,428
-------------------------------------------------------------------------------
 Shareholder reports                                                     3,038
-------------------------------------------------------------------------------
 Directors' compensation                                                 2,795
-------------------------------------------------------------------------------
 Custodian fees and expenses                                             1,530
-------------------------------------------------------------------------------
 Other                                                                   1,692
                                                                     ----------
 Total expenses                                                         85,061
 Less reduction to custodian expenses                                     (238)
                                                                     ----------
 Net expenses                                                           84,823

-------------------------------------------------------------------------------
 Net Investment Income                                                 387,559

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                           105,676
 Closing of futures contracts                                         (127,002)
                                                                     ----------
 Net realized loss                                                     (21,326)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                           103,875
 Futures contracts                                                      28,899
                                                                     ----------
 Net change in unrealized appreciation                                 132,774

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                $ 499,007
                                                                     ==========


 See accompanying Notes to Financial Statements.




                7  |  GOVERNMENT SECURITIES PORTFOLIO

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                   Six Months             Year
                                                        Ended            Ended
                                                June 30, 2003     December 31,
                                                   (Unaudited)            2002
-------------------------------------------------------------------------------
 Operations

 Net investment income                            $   387,559      $   899,850
-------------------------------------------------------------------------------
 Net realized gain (loss)                             (21,326)         207,530
-------------------------------------------------------------------------------
 Net change in unrealized appreciation                132,774          883,281
                                                  -----------------------------
 Net increase in net assets resulting
   from operations                                    499,007        1,990,661

-------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                (899,661)        (963,733)

-------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting
   from capital stock transactions                   (412,957)       1,935,708

-------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                           (813,611)       2,962,636
-------------------------------------------------------------------------------
 Beginning of period                               21,946,414       18,983,778
                                                  -----------------------------
 End of period [including undistributed
   net investment income of $357,627
   and $869,729, respectively]                    $21,132,803      $21,946,414
                                                  =============================


 See accompanying Notes to Financial Statements.





                8  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months                                                          Year
                                                        Ended                                                         Ended
                                                June 30, 2003                                                   December 31,
                                                  (Unaudited)        2002         2001       2000        1999          1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $1.16       $1.11       $1.10      $ 1.05      $ 1.13         $1.11
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .02         .05         .04         .07         .07           .06
 Net realized and unrealized gain (loss)                  .01         .06         .04         .05        (.09)          .03
                                                        --------------------------------------------------------------------
 Total from investment operations                         .03         .11         .08         .12        (.02)          .09
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.05)       (.06)       (.07)       (.07)       (.06)         (.07)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $1.14       $1.16       $1.11      $ 1.10      $ 1.05         $1.13
                                                        ====================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                      2.58%      10.06%       7.23%      12.36%      (1.73)%        8.14%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $21,133     $21,946     $18,984     $18,904     $20,150       $24,923
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $21,346     $20,347     $18,805     $18,702     $22,683       $24,044
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   3.66%       4.42%       3.49%       6.07%       5.80%         5.64%
 Expenses, gross                                         0.80%       0.77%       0.79%       0.74%       0.70%         0.68% 3
 Expenses, net                                           0.80% 4     0.77% 4     0.79% 4     0.74% 4     0.70%         0.68%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   10%         25%         19%         31%         14%           43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.





                9  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. As of June 30, 2003, the Portfolio had entered into when-issued purchase commitments of $8,611,299. Additionally, the Portfolio had when-issued sale commitments of $2,762,644.
    In connection with its ability to purchase securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover





                10  |  GOVERNMENT SECURITIES PORTFOLIO
 payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryforward of $553,107. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Portfolio did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Portfolio used $207,530 of carryforward to offset capital gains realized.

 As of December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2003             $ 29,989
                              2005              103,711
                              2006               62,129
                              2007              335,952
                                               --------
                              Total            $531,781
                                               ========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses are treated as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                      Six Months Ended               Year Ended
                                         June 30, 2003        December 31, 2002
         ----------------------------------------------------------------------
         Distributions paid from:
         Ordinary income                      $899,661                 $963,733

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.





                11  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                  Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                          Shares          Amount              Shares         Amount
--------------------------------------------------------------------------------------------------------------------
 Sold                                                    623,031     $   722,689           3,210,485    $ 3,594,795
 Dividends and/or distributions reinvested               796,160         899,661             917,840        963,733
 Redeemed                                             (1,770,959)     (2,035,307)         (2,354,619)    (2,622,820)
                                                      --------------------------------------------------------------
 Net increase (decrease)                                (351,768)    $  (412,957)          1,773,706    $ 1,935,708
                                                      --------------------------------------------------------------


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $3,566,107 and $2,366,807, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at annual rate of 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.
--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a $22.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 5. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
    The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.





                12  |  GOVERNMENT SECURITIES PORTFOLIO

    Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Portfolio had outstanding futures contracts as follows:

                                                                                                                 Unrealized
                                                   Expiration        Number of       Valuation as of           Appreciation
 Contract Description                                   Dates        Contracts         June 30, 2003          (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 U.S. Treasury Nts., 10 yr.                           9/19/03                5            $  587,188                $   --
                                                                                                                    --------
 Contracts to Sell
 U.S. Long Bonds                                      9/19/03                5               586,719                  9,438
 U.S. Treasury Nts., 2 yr.                            9/29/03                7             1,514,078                 (2,688)
 U.S. Treasury Nts., 5 yr.                            9/19/03               29             3,338,625                 (1,828)
                                                                                                                    --------
                                                                                                                    $ 4,922
                                                                                                                    ========

--------------------------------------------------------------------------------
 6. Total Return Swap Transactions
 The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to interest income, in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of June 30, 2003, the Portfolio had entered into the following total return swap agreements:

                                                      Paid by         Received by                                Unrealized
                                             the Portfolio at    the Portfolio at        Termination           Appreciation
 Swap Counterparty             Notional         June 30, 2003       June 30, 2003               Date          (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
                                                                   Value of total
                                                    Six-Month           return of
                                                LIBOR less 40     Lehman Brothers
 Deutsche Bank                 $524,000          basis points          CMBS Index           12/31/03                    $--

----------------------------------------------------------------------------------------------------------------------------

 7. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $797,540, which represents 3.77% of the Portfolio's net assets.





                13  |  GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 The Portfolio entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Portfolio may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Portfolio's Board of Directors, based upon a recommendation by the Manager. The Portfolio's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Portfolio borrows money, there is a risk that the loan could be called on one day's notice, in which case the Portfolio might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Portfolio lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Portfolio had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Portfolio's Form N-PX filing will be available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.





                14  |  GOVERNMENT SECURITIES PORTFOLIO

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)